DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2024	2023
	£m	£m
Demand and time deposits(1)	184,060	194,191
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,715	958
	185,775	195,149
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £173m (2023: £304m).